Fair Value Measurements - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair value, net derivative asset (liability) measured on recurring basis, unobservable inputs reconciliation, transfers, net	$ 0